PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

12.  PROPERTY AND EQUIPMENT

The details of property and equipment are as follows :

	December 31,	Business			Reclassifications/	December 31,
	2017	acquisitions	Additions	Deductions	translations	2018
At cost:
Land rights	1,519	46	39	—	22	1,626
Buildings	9,802	43	67	(1)	1,922	11,833
Leasehold improvements	1,257	—	23	(24)	119	1,375
Switching equipment	18,512	—	818	(1,920)	(2,070)	15,340
Telegraph, telex and data communication equipment	1,583	—	3	—	—	1,586
Transmission installation and equipment	139,381	—	3,287	(6,398)	10,743	147,013
Satellite, earth station and equipment	9,300	—	2,414	(3)	261	11,972
Cable network	47,354	—	5,887	(36)	(7,555)	45,650
Power supply	16,494	13	484	(277)	1,275	17,989
Data processing equipment	13,377	23	140	(622)	1,348	14,266
Other telecommunication peripherals	1,661	—	1,765	—	(1)	3,425
Office equipment	1,637	46	475	(86)	86	2,158
Vehicles	840	6	379	(1)	(5)	1,219
CPE assets	22	—	—	—	—	22
Other equipment	97	—	18	—	(21)	94
Property under construction	4,415	2	17,821	(23)	(17,339)	4,876
Total	267,251	179	33,620	(9,391)	(11,215)	280,444

Accumulated depreciation:
Land rights	299	—	36	—	—	335
Buildings	2,880	—	513	(1)	13	3,405
Leasehold improvements	823	—	150	(24)	—	949
Switching equipment	14,595	—	1,309	(1,920)	(3,390)	10,594
Telegraph, telex and data communication equipment	802	—	518	—	—	1,320
Transmission installation and equipment	71,881	—	11,561	(5,579)	(372)	77,491
Satellite, earth station and equipment	4,334	—	677	(3)	(3)	5,005
Cable network	18,052	—	2,084	(36)	(7,718)	12,382
Power supply	11,274	—	1,375	(267)	7	12,389
Data processing equipment	10,312	—	1,047	(601)	(10)	10,748
Other telecommunication peripherals	603	—	428	—	(1)	1,030
Office equipment	1,116	—	334	(72)	4	1,382
Vehicles	292	—	122	(1)	(6)	407
CPE assets	20	—	—	—	—	20
Other equipment	96	—	4	—	(25)	75
Total	137,379	—	20,158	(8,504)	(11,501)	137,532
Net book value	129,872					142,912

	December 31,	Business			Reclassifications/	December 31,
	2018	acquisition	Additions	Deductions	translations	2019
At cost:
Land rights	1,626	—	—	—	(1,626)	—
Buildings	11,833	12	779	(4)	1,442	14,062
Leasehold improvements	1,375	—	37	(58)	195	1,549
Switching equipment	15,340	—	1,228	(61)	861	17,368
Telegraph, telex and data communication equipment	1,586	—	675	—	(3)	2,258
Transmission installation and equipment	147,013	686	6,768	(6,240)	3,525	151,752
Satellite, earth station and equipment	11,972	—	108	(11)	275	12,344
Cable network	45,650	—	8,197	(113)	689	54,423
Power supply	17,989	—	793	(253)	1,585	20,114
Data processing equipment	14,266	10	709	(107)	1,531	16,409
Other telecommunication peripherals	3,425	—	1,904	—	11	5,340
Office equipment	2,158	7	208	(101)	89	2,361
Vehicles	1,219	—	99	(167)	(583)	568
CPE assets	22	—	—	—	(22)	—
Other equipment	94	—	57	—	(28)	123
Property under construction	4,876	81	14,923	(20)	(17,241)	2,619
Total	280,444	796	36,485	(7,135)	(9,300)	301,290

Accumulated depreciation:
Land rights	335	—	—	—	(335)	—
Buildings	3,405	—	726	(4)	(14)	4,113
Leasehold improvements	949	—	198	(56)	—	1,091
Switching equipment	10,594	—	1,488	(45)	(41)	11,996
Telegraph, telex and data communication equipment	1,320	—	260	—	—	1,580
Transmission installation and equipment	77,491	—	11,059	(5,260)	(3,294)	79,996
Satellite, earth station and equipment	5,005	—	818	(10)	(4)	5,809
Cable network	12,382	—	2,349	(102)	(392)	14,237
Power supply	12,389	—	1,454	(239)	(7)	13,597
Data processing equipment	10,748	—	1,304	(61)	(14)	11,977
Other telecommunication peripherals	1,030	—	737	—	(1)	1,766
Office equipment	1,382	—	383	(55)	(32)	1,678
Vehicles	407	—	72	(137)	(132)	210
CPE assets	20	—	—	—	(20)	—
Other equipment	75	—	1	—	(10)	66
Total	137,532	—	20,849	(5,969)	(4,296)	148,116
Net book value	142,912					153,174

a.    Gain on sale of property and equipment

	2017	2018	2019
Proceeds from sale of property and equipment	1,367	629	1,496
Net book value	(1,009)	(1)	(853)
Gain on sale of property and equipment	358	628	643

b.    Others

(i)   As of December 31, 2019, the CGUs that independently generate cash inflows are fixed wireline, cellular and others. Management believes that there is no indication of impairment in the assets of such CGUs as of Desember 31, 2019.

(ii)   Interest capitalized to property under construction amounted to Rp328 billion, Rp271 billion and Rp99 billion for the years ended December 31, 2017, 2018 and 2019, respectively. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization ranged from 8.15% to 11.00%,  9.68% to 11.00% and 4.12% to 11.00% for the years ended December 31, 2017, 2018 and 2019, respectively.

(iii)   No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2017, 2018 and 2019.

(iv)  In 2017, 2018 and 2019, the Group obtained proceeds from the insurance claim on lost and broken property and equipment, with a total value of Rp155 billion, Rp153 billion and Rp197 billion, respectively, and were recorded as part of “Other Income” in the consolidated statements of profit or loss and other comprehensive income. In 2017, 2018 and 2019, the net carrying values of those assets of  Rp7 billion, Rp51 billion and Rp165 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.

(v)  In 2018 and 2019, Telkomsel decided to replace certain equipment units with net carrying amount of Rp341 billion and Rp267 billion, respectively, as part of its modernization program and accelerated the depreciation of such equipment units. The impact of accelerated depreciation was an increase in the depreciation expense for the year ended December 31, 2019 amounting to Rp259 billion.

In 2018 the estimated useful lives of radio software license and data processing equipment were changed from 7 to 10 years and from 3 to 5 years, respectively. The impact of reduction in depreciation expense for the year ended December 31, 2019 amounting to Rp637 billion. The impact of the changes in the estimated useful lives of the radio software license in following years is as follows:

Years	Increase (Decrease)
2020	266
2021	18
2022	(106)

(vi)  In 2018 and 2019, Telkomsel’s certain equipment units with net carrying amount of Rp777 billion and Rp803 billion, respectively, were exchanged with equipment from Ericsson AB, PT Ericsson Indonesia, PT Huawei Tech Investment, PT Nokia Solutions and Networks Indonesia, and PT ZTE Indonesia. As of December 31, 2019, Telkomsel’s equipment units with net carrying amount of Rp39 billion are going to be exchanged and, therefore, these equipment were reclassified as “Assets held for sale” in the consolidated statements of financial position.

(vii) As of December 31, 2019, the Group’s property and equipment excluding land rights, with net carrying amount of Rp150,891 billion were insured against fire, theft, earthquake and other specified risks, including business interruption, under blanket policies totalling Rp18,190 billion, US$74 million, HK$8 million, SG$269 million, TW$ 21 million, and MYR39 million and first loss basis amounted to Rp2,760 billion. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.

(viii) As of December 31, 2019, the percentage of completion of property under construction was around 32.39% of the total contract value, with estimated dates of completion until November 2021. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network and power supply. Management believes that there is no impediment to the completion of the construction in progress.

(ix)  All assets owned by the Company have been pledged as collateral for bonds (Note 20b.i). Certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp11,147 billion have been pledged as collaterals under lending agreements (Notes 19, 20c, and 20d).

(x)  As of December 31, 2019, the cost of fully depreciated property and equipment of the Group that are still utilized in operations amounted to Rp60,081 billion. The Group is currently performing modernization of network assets to replace the fully depreciated property and equipment.